Schedule of future minimum lease payments (Details)	Dec. 31, 2025 USD ($)
Leases
Operating lease payments, 2026	$ 135,727
Finance lease payments, 2026	8,172
Total 2026	143,899
Operating lease payments, 2027	50,878
Finance lease payments, 2027	8,172
Total 2027	59,050
Operating lease payments, 2028
Finance lease payments, 2028	10,886
Total 2028	10,886
Operating lease payments, 2029
Finance lease payments, 2029
Total 2029
Operating lease payments, 2030
Finance lease payments, 2030
Total 2030
Total Operating lease payments	186,605
Total Finance lease payments	27,230
Total lease payments	231,835
Total Operating lease payments, discount	(9,575)
Total Finance lease payments, discount	(3,562)
Total, discount	(13,137)
Present value of lease liabilities, operating lease payments	177,030
Present value of lease liabilities, finance lease payments	23,668
Present value of lease liabilities, total	$ 200,698